Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Concentrations of Credit Risk [Line Items]
Number of customers with significant receivables	2	2
Receivables from customers accounted for consolidated trade receivables, percentage	32.00%	36.00%